UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2014

Date of reporting period:  August 31, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report
August 31, 2013

Bright Rock Mid Cap Growth Fund
Institutional Class Shares (BQMGX)
Investor Class Shares (BQMIX)

Bright Rock Quality Large Cap Fund
Institutional Class Shares (BQLCX)
Investor Class Shares (BQLIX)

Investment Adviser

Bright Rock Capital Management LLC
288 Union Street
Rockland, Massachusetts 02370

Phone:  1-866-273-7223

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3

ALLOCATION OF PORTFOLIO HOLDINGS	6

EXPENSE EXAMPLES	7

INVESTMENT HIGHLIGHTS	9

SCHEDULES OF INVESTMENTS	13

STATEMENTS OF ASSETS AND LIABILITIES	19

STATEMENTS OF OPERATIONS	20

STATEMENTS OF CHANGES IN NET ASSETS	21

FINANCIAL HIGHLIGHTS	23

NOTES TO FINANCIAL STATEMENTS	27

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	36

NOTICE OF PRIVACY POLICY & PRACTICES	41

ADDITIONAL INFORMATION	42

Dear Shareholder:

The strong equity market that began back in March of 2009 continued its upward trend.  For the six month period ended August 31, 2013, the S&P 500 Index (a proxy for large US stocks) returned 8.95%.

US Economy
The US economy has continued its slow march forward.  Initial unemployment claims as well as continuing claims have edged lower.  Although the unemployment rate has continued to improve at a snail’s pace, consumer sentiment and spending have rebounded more dramatically.  Household balance sheets are much healthier – financial obligations as a share of after-tax income, at less than 16%, is the lowest it has been since 2006.  Homeowners have been rebuilding equity quickly (over $1 trillion was added in the last 12 months) as the real estate market has continued to heal.  The effect has been a dramatic boost in spending power, even as after-tax personal income stagnates.

U.S. Stocks
The six month period ended on a sour note for stocks.  Speculation that the Federal Reserve would reduce its monthly bond purchases drove the selloff.  The S&P 500 ended the month of August down 2.9%.  The year to date (YTD) returns (through 8/31/13), however, are much brighter.  YTD the S&P returned 16.2%, including August.  Corporate revenues and profits have continued to grow at steady rates.  The effect has kept valuations reasonably contained, even as new record highs are reached.  On a forward price to earnings ratio the current market is valued at approximately 15 times forward earnings, compared to approximately 17 times in late 2007 (previous S&P 500 high).

Quality Large Cap Fund:

The Institutional Class shares of the Fund performed well in the six month period ended August 31, 2013, returning 9.11%.  The S&P 500 Index over the same timeframe returned 8.95%.  Absolute performance was strong.  The Fund outperformed the S&P 500 by 16 basis points (bps).  For the first time in a while, equal weighted sector exposure detracted from performance.  However, strong stock selection more than offset negative sector positioning.  Although the smaller sectors in the S&P 500 were the weakest performers, strong stock selection in the fund helped mitigate some of the negative effects.  Air Products & Chemicals, Inc. (+28%) in the Materials sector, Atmos Energy (+13.66%) in the Utilities sector and Time Warner Cable (+24.29%) in the Telecom sector enhanced relative returns.

Mid Cap Growth Fund:

The six month period ended August 31, 2013 was a challenging period for the Fund, relative to the Russell Mid-Cap Growth Index.  Our growth focused portfolio detracted from performance.  Poor stock selection also negatively impacted results.  Carbo Ceramics Inc. (-47.45%); Rackspace Hosting Inc. (-49.50%); and SolarWinds, Inc. (-36%) exacerbated the relative underperformance.  On a positive note, stock selection in consumer discretionary was particularly strong including: Under Armor Inc. +46.87%; Polaris Industries + 45.82%; and AMC Networks +43.71 helping offset weak performance in other sectors.  The total return for the Institutional Class shares of the Fund in the six month period ended August 31, 2013 was 3.59% compared to the Russell Mid-Cap Growth Index return of 11.46%.

Looking Forward
We continue to see good prospects for an improving global economy and the potential for the U.S. recovery to accelerate.  Housing has staged an impressive turnaround.  Stocks, off their recent highs, look attractive by most measures.  Growth stocks look particularly attractive.  Over the next few months Congress needs to work through the deficit ceiling, another round of mandatory spending cuts, immigration reform, tax reform and a host of regulatory reforms.  An announcement of the new Federal Reserve chair is also expected.   While the Federal Reserve remains committed to low rates for the foreseeable future, investors expect the Fed to announce a slowing, and eventual cessation of Treasury and mortgage bond purchases.  That announcement is expected within the next few months, if not weeks.  We would expect increased volatility around the outcome of these decisions, but do not think that a prolonged reversal of improving global fundamentals will occur.

Sincerely,

Doug Butler, CFA, CFP®	Jason Lilly, CFA, CFP®	David B. Smith, CFA
Portfolio Manager	Portfolio Manager	Portfolio Manager

Opinions expressed are those of Bright Rock Capital Management, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in mid cap companies can involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities can exhibit greater volatility. Additional risks include political, economic, and currency risks as well as differences in accounting methods. These risks can be greater for investments in emerging markets. The Funds will bear their share of the fees and expenses of investments in underlying funds or ETFs. Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs. Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The Funds may use options and futures contracts which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates. This investment may not be suitable for all investors. The Funds may engage in short sales, which could result in the Funds’ investment performance suffering if they are required to close out a short position earlier than they had intended.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.   The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. It is not possible to invest directly in an index.

Forward Price to Earnings Ratio is a measure of the price-to-earnings ratio (P/E) using forecasted earnings for the P/E calculation. Price to earnings ratio is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year.

Earnings growth for a Fund holding does not guarantee a corresponding increase in the market value of the holding or the Fund.

Basis Point (bps) is a unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings please refer to the Schedule of Investments included in this report.

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Bright Rock Funds
Allocation of Portfolio Holdings as of August 31, 2013 (Unaudited)

Bright Rock Mid Cap Growth Fund
(% of Investments)

Bright Rock Quality Large Cap Fund
(% of Investments)

Bright Rock Funds
Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 - August 31, 2013).

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. Although the Funds charge no load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will

Bright Rock Funds
Expense Examples (Unaudited) (Continued)

not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mid Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2013 –
	March 1, 2013	August 31, 2013	August 31, 2013*
Actual	$1,000.00	$1,035.90	$6.41
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.90	$6.36

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Mid Cap Growth Fund – Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2013 –
	March 1, 2013	August 31, 2013	August 31, 2013*
Actual	$1,000.00	$1,042.20	$6.43
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.90	$6.36

*	Expenses are equal to the Investor Class’ annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Quality Large Cap Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2013 –
	March 1, 2013	August 31, 2013	August 31, 2013*
Actual	$1,000.00	$1,091.10	$5.32
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.11	$5.14

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Quality Large Cap Fund – Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2013 –
	March 1, 2013	August 31, 2013	August 31, 2013*
Actual	$1,000.00	$1,097.00	$6.66
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.85	$6.41

*	Expenses are equal to the Investor Class’ annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended August 31, 2013

		Since	Since
	One	Inception	Inception
	Year	(5/26/10)	(1/17/12)
Bright Rock Mid Cap Growth
Fund – Institutional Class	12.08%	9.83%	N/A
Bright Rock Mid Cap Growth
Fund – Investor Class	13.45%	N/A	10.04%
Russell Midcap Growth
Total Return Index	23.97%	17.75%	19.37%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graphs illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010 and January 17, 2012, the inception dates of the Institutional and Investor classes, respectively. The graphs do not reflect any future performance.

The Russell Midcap Growth Total Return Index measures the performance of the mid-cap growth segment of U.S. equity universe. One cannot invest directly in an index.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Mid Cap Growth Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Mid Cap Growth Fund – Investor Class
Growth of $25,000 Investment

*	Inception Date

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended August 31, 2013

		Since	Since
	One	Inception	Inception
	Year	(5/26/10)	(1/17/12)
Bright Rock Quality Large Cap
Fund – Institutional Class	18.22%	14.85%	N/A
Bright Rock Quality Large Cap
Fund – Investor Class	19.44%	N/A	19.28%
S&P 500 Total Return Index	18.70%	16.36%	18.05%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graphs illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010 and January 17, 2012, the inception dates of the Institutional and Investor classes, respectively. The graphs do not reflect any future performance.

The S&P 500 Total Return Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Quality Large Cap Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Quality Large Cap Fund – Investor Class
Growth of $25,000 Investment

*	Inception Date

Bright Rock Mid Cap Growth Fund
Schedule of Investments
August 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS – 95.04%

Auto Components – 4.00%
Gentex Corp.	65,600	$1,477,968

Beverages – 2.87%
Monster Beverage Corp. (a)	18,500	1,061,715

Capital Markets – 5.98%
Eaton Vance Corp.	28,400	1,094,820
SEI Investments Co.	24,400	726,144
Waddell & Reed Financial, Inc.	8,200	390,484
		2,211,448

Commercial Services & Supplies – 6.78%
Copart, Inc. (a)	20,400	648,108
Rollins, Inc.	41,000	1,014,750
Stericycle, Inc. (a)	7,500	844,200
		2,507,058

Distributors – 4.21%
LKQ Corp. (a)	53,300	1,558,492

Electrical Equipment – 3.78%
AMETEK, Inc.	32,550	1,397,046

Electronic Equipment, Instruments & Components – 2.75%
Amphenol Corp.	4,600	348,542
Trimble Navigation Ltd. (a)	26,400	666,600
		1,015,142

Energy Equipment & Services – 1.32%
Oceaneering International, Inc.	6,300	488,754

Health Care Equipment & Supplies – 8.50%
Edwards Lifesciences Corp. (a)	7,000	492,660
IDEXX Laboratories, Inc. (a)	12,700	1,191,514
ResMed, Inc.	30,900	1,459,716
		3,143,890

Health Care Providers & Services – 2.04%
HMS Holdings Corp. (a)	30,200	754,698

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2013 (Unaudited)

	Shares	Value

Hotels, Restaurants & Leisure – 3.46%
Panera Bread Co. (a)	7,800	$1,279,356

Household Products – 1.85%
Church & Dwight Co., Inc.	11,500	682,525

IT Services – 5.87%
Jack Henry & Associates, Inc.	29,500	1,472,050
MAXIMUS, Inc.	8,800	330,088
NeuStar, Inc. (a)	7,300	368,942
		2,171,080

Leisure Equipment & Products – 1.18%
Polaris Industries, Inc.	4,000	436,840

Life Sciences Tools & Services – 2.20%
Mettler-Toledo International, Inc. (a)	3,700	814,851

Machinery – 14.58%
Donaldson Co., Inc.	36,100	1,272,164
Graco, Inc.	13,500	938,115
Lincoln Electric Holdings, Inc.	6,200	387,686
Nordson Corp.	5,000	333,250
Valmont Industries, Inc.	9,650	1,302,364
Wabtec Corp.	19,800	1,158,696
		5,392,275

Metals & Mining – 2.51%
Royal Gold, Inc.	16,000	928,480

Road & Rail – 4.31%
JB Hunt Transport Services, Inc.	9,300	669,600
Kansas City Southern	3,600	379,512
Landstar System, Inc.	10,000	546,500
		1,595,612

Software – 7.90%
ANSYS, Inc. (a)	4,900	411,502
CommVault Systems, Inc. (a)	4,000	335,320
FactSet Research Systems, Inc.	10,500	1,074,675
MICROS Systems, Inc. (a)	14,900	728,610

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2013 (Unaudited)

	Shares	Value

Software – 7.90% (Continued)
Tyler Technologies, Inc. (a)	5,000	$369,450
		2,919,557

Specialty Retail – 5.86%
PetSmart, Inc.	10,100	711,343
Tractor Supply Co.	11,900	1,456,203
		2,167,546

Textiles, Apparel & Luxury Goods – 1.34%
Under Armour, Inc. (a)	6,800	493,952

Trading Companies & Distributors – 1.75%
MSC Industrial Direct Co., Inc.	8,500	646,000
TOTAL COMMON STOCKS (Cost $30,001,050)		$35,144,285

EXCHANGE TRADED FUNDS – 3.80%
Guggenheim S&P Midcap 400 Pure Growth ETF	13,500	1,406,295
TOTAL EXCHANGE TRADED FUNDS (Cost $1,433,534)		1,406,295

SHORT-TERM INVESTMENTS – 1.33%

Money Market Funds – 1.33%
Fidelity Institutional Money Market Portfolio, 0.046% (b)	493,607	493,607
TOTAL SHORT-TERM INVESTMENTS (Cost $493,607)		493,607
Total Investments (Cost $31,928,191) – 100.17%		37,044,187
Liabilities in Excess of Other Assets – (0.17%)		(62,355)
TOTAL NET ASSETS – 100.00%		$36,981,832

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate as of August 31, 2013.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments
August 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS – 98.38%

Aerospace & Defense – 2.72%
United Technologies Corp.	37,000	$3,703,700

Beverages – 2.64%
PepsiCo, Inc.	45,000	3,587,850

Biotechnology – 2.61%
Gilead Sciences, Inc. (a)	59,000	3,555,930

Capital Markets – 3.32%
Franklin Resources, Inc.	40,000	1,846,400
T. Price Rowe Group, Inc.	38,000	2,665,320
		4,511,720

Chemicals – 10.19%
Albemarle Corp.	43,000	2,681,910
LyondellBasell Industries NV (c)	61,000	4,279,150
Monsanto Co.	43,000	4,209,270
Praxair, Inc.	23,000	2,700,200
		13,870,530

Commercial Banks – 3.17%
Wells Fargo & Co.	105,000	4,313,400

Computers & Peripherals – 2.39%
EMC Corp.	126,000	3,248,280

Diversified Telecommunication Services – 4.01%
AT&T, Inc.	123,000	4,161,090
TELUS Corp. (c)	42,000	1,292,340
		5,453,430

Electric Utilities – 4.82%
The Southern Co.	95,000	3,953,900
Westar Energy, Inc.	84,000	2,613,240
		6,567,140

Electrical Equipment – 2.53%
Emerson Electric Co.	57,000	3,441,090

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
August 31, 2013 (Unaudited)

	Shares	Value

Energy Equipment & Services – 6.01%
National Oilwell Varco, Inc.	59,000	$4,383,700
Schlumberger Ltd. (c)	47,000	3,804,180
		8,187,880

Food & Staples Retailing – 6.09%
CVS Caremark Corp.	80,000	4,644,000
Wal-Mart Stores, Inc.	50,000	3,649,000
		8,293,000

Food Products – 0.91%
General Mills, Inc.	25,000	1,233,000

Health Care Providers & Services – 2.04%
Laboratory Corp. of America Holdings (a)	29,000	2,775,880

Hotels, Restaurants & Leisure – 2.22%
Starbucks Corp.	43,000	3,032,360

Industrial Conglomerates – 4.63%
General Electric Co.	272,000	6,294,080

Insurance – 3.18%
Aflac, Inc.	75,000	4,334,250

IT Services – 3.08%
International Business Machines Corp.	23,000	4,192,210

Media – 9.08%
Comcast Corp.	83,000	3,493,470
Time Warner Cable, Inc.	39,000	4,186,650
Walt Disney Co.	77,000	4,683,910
		12,364,030

Multiline Retail – 1.63%
Target Corp.	35,000	2,215,850

Multi-Utilities – 2.90%
Wisconsin Energy Corp.	96,000	3,939,840

Oil, Gas & Consumable Fuels – 4.15%
Apache Corp.	36,000	3,084,480

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
August 31, 2013 (Unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels – 4.15% (Continued)
Occidental Petroleum Corp.	29,000	$2,558,090
		5,642,570

Pharmaceuticals – 5.04%
Johnson & Johnson	47,000	4,061,270
Perrigo Co.	23,000	2,795,650
		6,856,920

Software – 4.91%
Microsoft Corp.	200,000	6,680,000

Specialty Retail – 2.21%
Tiffany & Co.	39,000	3,007,290

Water Utilities – 1.90%
Aqua America, Inc.	85,000	2,581,450
TOTAL COMMON STOCKS (Cost $110,967,532)		$133,883,680

SHORT-TERM INVESTMENTS – 1.46%

Money Market Funds – 1.46%
Fidelity Institutional Money Market Portfolio, 0.046% (b)	1,990,191	1,990,191
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,990,191)		1,990,191
Total Investments (Cost $112,957,723) – 99.84%		135,873,871
Other Assets in Excess of Liabilities – 0.16%		211,987
TOTAL NET ASSETS – 100.00%		$136,085,858

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate as of August 31, 2013.
(c)	Foreign issued security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Assets and Liabilities
August 31, 2013 (Unaudited)

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
ASSETS
Investments, at value (cost $31,928,191
and $112,957,723, respectively)	$37,044,187	$135,873,871
Receivable for Fund shares sold	8,911	101,344
Receivable for investments sold	1,441,358	—
Dividends and interest receivable	30,098	375,596
Other assets	8,652	9,304
TOTAL ASSETS	38,533,206	136,360,115

LIABILITIES
Payable for Fund shares redeemed	$16,248	$30,804
Payable for investments purchased	1,433,534	—
Payable to affiliates	34,847	70,731
Payable to Adviser	21,160	75,948
Accrued expenses and other liabilities	45,585	96,774
TOTAL LIABILITIES	1,551,374	274,257

NET ASSETS	$36,981,832	$136,085,858
Net assets consist of:
Paid-in capital	$31,192,132	$103,449,240
Accumulated net investment income (loss )	(103,189)	316,151
Accumulated net realized gain	776,893	9,404,319
Net unrealized appreciation on investments	5,115,996	22,916,148
NET ASSETS	$36,981,832	$136,085,858

INSTITUTIONAL CLASS SHARES
Net assets	36,981,774	136,085,792
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,050,624	9,658,111
Net asset value, redemption price
and offering price per share	$12.12	$14.09

INVESTOR CLASS SHARES
Net assets	58	66
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	5	5
Net asset value, redemption price
and offering price per share	$12.35	$14.31

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Operations
For the Six Months Ended August 31, 2013 (Unaudited)

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
INVESTMENT INCOME
Dividend income*	$138,041	$1,349,985
Interest income	212	784
TOTAL INVESTMENT INCOME	138,253	1,350,769

EXPENSES
Investment advisory fees	135,073	423,467
Transfer agent fees and expenses	31,613	72,329
Administration fees	26,750	69,461
Fund accounting fees	18,958	31,634
Federal and state registration fees	14,320	15,242
Audit and tax fees	13,246	13,292
Legal fees	5,496	8,026
Chief Compliance Officer fees	4,048	4,048
Reports to shareholders	3,468	4,720
Trustees’ fees and related expenses	2,944	2,946
Custody fees	2,776	6,878
Other expenses	2,510	3,816
TOTAL EXPENSES	261,202	655,859
Less waivers and reimbursement
by Adviser (Note 4)	(36,080)	—
NET EXPENSES	225,122	655,859
NET INVESTMENT INCOME (LOSS)	(86,869)	694,910

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	289,863	6,986,497
Net change in unrealized
appreciation (depreciation) on investments	1,011,007	3,097,723
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	1,300,870	10,084,220
NET INCREASE IN NET ASSETS
FROM OPERATIONS	$1,214,001	$10,779,130

* Net of foreign taxes withheld	$—	$3,275

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2013	Year Ended
	(Unaudited)	February 28, 2013
FROM OPERATIONS
Net investment loss	$(86,869)	$(96,408)
Net realized gain on investments	289,863	1,821,212
Net change in unrealized appreciation
(depreciation) on investments	1,011,007	(424,023)
Net increase in
net assets from operations	1,214,001	1,300,781

FROM DISTRIBUTIONS
Net realized gains – Institutional Class	—	(1,866,529)
Net realized gains – Investor Class	—	(3)
Net decrease in net assets resulting
from distributions paid	—	(1,866,532)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	3,527,826	7,032,691
Payments for shares
redeemed – Institutional Class	(2,266,847)	(4,074,536)
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	—	1,852,325
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Investor Class	—	3
Net increase in net assets
from capital share transactions	1,260,979	4,810,483
TOTAL INCREASE IN NET ASSETS	2,474,980	4,244,732

NET ASSETS:
Beginning of Period	$34,506,852	$30,262,120
End of Period	$36,981,832	$34,506,852
ACCUMULATED NET
INVESTMENT INCOME (LOSS)	$(103,189)	$(16,320)

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2013	Year Ended
	(Unaudited)	February 29, 2012
FROM OPERATIONS
Net investment income	$694,910	$1,557,835
Net realized gain on investments	6,986,497	6,906,620
Net change in unrealized
appreciation on investments	3,097,723	5,246,168
Net increase in net assets from operations	10,779,130	13,710,623

FROM DISTRIBUTIONS
Net investment income – Institutional Class	(648,414)	(1,582,391)
Net investment income – Investor Class	—	(1)
Net realized gains – Institutional Class	—	(4,474,349)
Net realized gains – Investor Class	—	(2)
Net decrease in net assets resulting
from distributions paid	(648,414)	(6,056,743)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	19,590,079	27,094,719
Payments for shares
redeemed – Institutional Class	(12,871,348)	(15,654,505)
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	2,062	4,464,121
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Investor Class	—	3
Net increase in net assets
from capital share transactions	6,720,793	15,904,338
TOTAL INCREASE IN NET ASSETS	16,851,509	23,558,218

NET ASSETS:
Beginning of Period	$119,234,349	$95,676,131
End of Period	$136,085,858	$119,234,349
ACCUMULATED NET
INVESTMENT INCOME	$316,151	$269,655

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended			Period
	August 31,	Year Ended	Year Ended	Ended
	2013	February 28,	February 29,	February 28,
	(Unaudited)	2013	2012	2011(1)
Net Asset Value, Beginning of Period	$11.70	$12.01	$12.92	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.03)	(0.04)	(0.11)	(0.07)
Net realized and unrealized
gain (loss) on investments	0.45	0.40	(0.31)	3.08
Total from investment operations	0.42	0.36	(0.42)	3.01

Less distributions paid:
From net realized gain on investments	—	(0.67)	(0.49)	(0.09)
Total distributions paid	—	(0.67)	(0.49)	(0.09)

Net Asset Value, End of Period	$12.12	$11.70	$12.01	$12.92
Total Return(3)	3.59%	3.42%	(2.60)%	30.16%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$36,982	$34,507	$30,262	$28,834
Ratio of expenses to average net assets
before waiver and reimbursements(4)	1.45%	1.48%	1.51%	1.86%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.25%	1.25%	1.33%	1.50%
Ratio of net investment loss to average net
assets before waiver and reimbursements(4)	(0.68)%	(0.54)%	(1.07)%	(1.21)%
Ratio of net investment loss to average net
assets after waiver and reimbursements(4)	(0.48)%	(0.31)%	(0.89)%	(0.85)%
Portfolio turnover rate(3)	27.6%	140.1%	78.9%	43.2%

(1)	The Fund commenced operations on May 26, 2010.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Investor Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	August 31,	Year Ended	Period Ended
	2013	February 28,	February 29,
	(Unaudited)	2013	2012(1)
Net Asset Value, Beginning of Period	$11.85	$12.02	$11.22

Income (loss) from investment operations:
Net investment income (loss)(2)	0.04	0.20	(0.00	)(3)
Net realized and unrealized gain on investments	0.46	0.30	0.80
Total from investment operations	0.50	0.50	0.80

Less distributions paid:
From net realized gain on investments	—	(0.67)	—
Total distributions paid	—	(0.67)	—

Net Asset Value, End of Period	$12.35	$11.85	$12.02

Total Return(4)	4.22%	4.60%	7.13%

Supplemental Data and Ratios:
Net assets, end of period	$58	$56	$54
Ratio of expenses to average net assets
before waiver and reimbursements(5)	1.70%	1.73%	1.56%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.50%	1.50%	1.50%
Ratio of net investment loss to average net
assets before waiver and reimbursements(5)	(0.93)%	(0.79)%	(1.35)%
Ratio of net investment loss to average net
assets after waiver and reimbursements(5)	(0.73)%	(0.56)%	(1.29)%
Portfolio turnover rate(4)	27.6%	140.1%	78.9%

(1)	The Investor class shares commenced operations on January 17, 2012.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended			Period
	August 31,	Year Ended	Year Ended	Ended
	2013	February 28,	February 29,	February 28,
	(Unaudited)	2013	2012	2011(1)
Net Asset Value, Beginning of Period	$12.98	$12.12	$11.70	$10.00

Income from investment operations:
Net investment income(2)	0.07	0.19	0.19	0.10
Net realized and unrealized
gain on investments	1.11	1.39	0.63	1.71
Total from investment operations	1.18	1.58	0.82	1.81

Less distributions paid:
From net investment income	(0.07)	(0.19)	(0.17)	(0.07)
From net realized gain on investments	—	(0.53)	(0.23)	(0.04)
Total distributions paid	(0.07)	(0.72)	(0.40)	(0.11)

Net Asset Value, End of Period	$14.09	$12.98	$12.12	$11.70

Total Return(3)	9.11%	13.44%	7.49%	18.15%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$136,086	$119,234	$95,676	$82,855
Ratio of expenses to average net assets(4)	1.01%	0.96%	1.06%	1.38%
Ratio of net investment income
to average net assets(4)	1.07%	1.49%	1.66%	1.24%
Portfolio turnover rate(3)	30.5%	42.3%	58.4%	25.9%

(1)	The Fund commenced operations on May 26, 2010.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Investor Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	August 31,	Year Ended	Period Ended
	2013	February 28,	February 29,
	(Unaudited)	2013	2012(1)
Net Asset Value, Beginning of Period	$13.11	$12.14	$11.44

Income from investment operations:
Net investment income(2)	0.43	0.30	0.03
Net realized and unrealized
gain (loss) on investments	0.84	1.38	0.67
Total from investment operations	1.27	1.68	0.70

Less distributions paid:
From net investment income	(0.07)	(0.19)	—
From net realized gain on investments	—	(0.52)	—
Total distributions paid	(0.07)	(0.71)	—

Net Asset Value, End of Period	$14.31	$13.11	$12.14

Total Return(3)	9.70%	14.34%	6.12%

Supplemental Data and Ratios:
Net assets, end of period	$67	$61	$53
Ratio of expenses
to average net assets(4)	1.26%	1.21%	1.33%
Ratio of net investment income
to average net assets(4)	1.32%	1.74%	2.08%
Portfolio turnover rate(3)	30.5%	42.3%	58.4%

(1)	The Investor class shares commenced operations on January 17, 2012.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Notes to Financial Statements
August 31, 2013 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Bright Rock Funds (the “Funds”), are comprised of the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund, each representing a distinct series with their own investment objectives and policies within the Trust.  The investment objective of both Funds is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund has two share classes: Institutional Class and Investor Class shares. The Institutional Class shares of each Fund commenced operations on May 26, 2010.  The Investor Class shares of each Fund commenced operations on January 17, 2012.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Bright Rock Capital Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and Financial Accounting Standards Board (“FASB”) Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2013:

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$35,144,285	$—	$—	$35,144,285
Exchange Traded Fund	1,406,295	—	—	1,406,295
Total Equity	36,550,580	—	—	36,550,580
Short-Term Investments	—	493,607	—	493,607
Total Investments
in Securities	$36,550,580	$493,607	$—	$37,044,187

Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$133,883,680	$—	$—	$133,883,680
Total Equity	133,883,680	—	—	133,883,680
Short-Term Investments	—	1,990,191	—	1,990,191
Total Investments
in Securities	$133,883,680	$1,990,191	$—	$135,873,871

During the six months ended August 31, 2013, there were no transfers between levels for the Funds. The Funds did not hold any Level 3 securities during the period. The Funds did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.  Expenses directly attributable to a class of shares, which presently only includes distribution and service (12b-1) fees, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders for the years ended February 28, 2013 and February 29, 2012 were as follows:

	Ordinary	Long-term
	Income	Capital Gain
Mid Cap Growth Fund
Year end February 28, 2013	$—	$1,866,532
Year ended February 29, 2012	$582,328	$578,651
Quality Large Cap Fund
Year end February 28, 2013	$2,374,604	$3,682,139
Year ended February 29, 2012	$2,841,206	$328,703

As of February 28, 2013, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Cost basis of investments for
federal income tax purposes	$30,111,236	$98,888,939
Gross tax unrealized appreciation	$4,349,108	$21,939,239
Gross tax unrealized depreciation	(258,409)	(2,243,015)
Net tax unrealized appreciation	$4,090,699	$19,696,224
Undistributed ordinary income	$—	$269,655
Undistributed long-term capital gain	501,320	2,540,023
Total distributable earnings	$501,320	$2,809,678
Other accumulated loss	(16,320)	—
Total accumulated earnings	$4,575,699	$22,505,902

The difference between book-basis and tax-basis cost of investments is attributable to the tax deferral of wash sale losses.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Undistributed Net Investment Income	$80,088	$(16,656)
Accumulated Net Realized Gain	$—	$16,656
Paid-in Capital	$(80,088)	$—

At February 28, 2013, the Mid Cap Growth Fund deferred, on a tax basis, a post-December late-year loss of $16,320.

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of February 28, 2013.  Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal 2013.  At February 28, 2013, the fiscal years 2011 through 2013 remain open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Growth Fund, compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.  The Trust, on behalf of the Quality Large Cap Fund, compensates the Adviser for its management services at the annual rate of 0.65% of the Fund’s average daily net assets.

The Adviser has agreed to waive its management fee and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of any front-end or contingent deferred loads taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.25% and 1.50% for the Institutional and Investor classes, respectively, of each Funds’ average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
February 2014	$66,182	$-0-
February 2015	$50,243	$-0-
February 2016	$70,820	$-0-
August 2017	$36,080	$-0-

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes them to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s Investor class shares average daily net assets for services to prospective Fund shareholders and

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

distribution of Fund Shares.  During the six months ended August 31, 2013, the Funds did not accrue any expenses pursuant to the 12b-1 Plan, due to the size of the Investor share class.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS,” or the “Administrator”) acts as the Funds Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the period ended August 31, 2013, and owed as of August 31, 2013 are as follows:

	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$26,750	$12,943
Bright Rock Quality Large Cap Fund	$69,461	$39,089

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the period ended August 31, 2013, and owed as of August 31, 2013 are as follows:

Fund Accounting	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$18,958	$9,486
Bright Rock Quality Large Cap Fund	$31,633	$16,129

Transfer Agency	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$18,122	$9,089
Bright Rock Quality Large Cap Fund	$22,992	$11,488

Custody	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$2,776	$1,277
Bright Rock Quality Large Cap Fund	$6,878	$2,974

The Funds each have a line of credit with US Bank (see Note 9).

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of USBFS and U.S. Bank.

Certain officers of the Funds are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and US Bank.  This same Trustee is an interested person of the Distributor.

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended August 31, 2013, and owed as of August 31, 2013 are as follows:

	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$4,048	$2,052
Bright Rock Quality Large Cap Fund	$4,048	$2,052

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

	Six Months Ended	Year Ended
Mid Cap Growth Fund – Institutional Class	August 31, 2013	February 28, 2013
Shares Sold	290,919	614,671
Shares Reinvested	—	169,627
Shares Redeemed	(189,670)	(354,777)
Net Increase	101,249	429,521

	Six Months Ended	Year Ended
Mid Cap Growth Fund – Investor Class	August 31, 2013	February 28, 2013
Shares Sold	—	—
Shares Reinvested	—	—
Shares Redeemed	—	—
Net Increase	—	—

	Six Months Ended	Year Ended
Quality Large Cap Fund – Institutional Class	August 31, 2013	February 28, 2013
Shares Sold	1,408,144	2,188,665
Shares Reinvested	152	367,109
Shares Redeemed	(939,141)	(1,258,593)
Net Increase	469,155	1,297,181

	Six Months Ended	Year Ended
Quality Large Cap Fund – Investor Class	August 31, 2013	February 28, 2013
Shares Sold	—	—
Shares Reinvested	—	—
Shares Redeemed	—	—
Net Increase	—	—

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended August 31, 2013 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Purchases	$10,955,105	$44,517,853
Sales	$9,703,547	$38,545,051

(9)	Line of Credit

The Funds each have lines of credit, maturing August 15, 2014, in the amount of $3,500,000 and $12,000,000 for the Mid Cap Growth and Quality Large Cap Funds’, respectively.  These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  Interest will be accrued at the prime rate. The credit facility is with the Funds’ custodian, U.S. Bank.  During the six months ended August 31, 2013, neither Fund utilized the line of credit.

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 23, 2013 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Bright Rock Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and the Bright Rock Quality Large Cap Fund (the “Quality Large Cap Fund”) (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Bright Rock Capital Management, LLC the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 20, 2013 (the “June 20, 2013 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2014.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ affairs by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented by the Adviser, as well as the qualifications, experience and responsibilities

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

of Douglas S. Butler, Jason R. Lilly and David B. Smith, the Funds’ portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Funds.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program and the Adviser’s marketing activity and goals and its continuing commitment to the growth of the Fund’s assets.  The Trustees noted that during the course of the prior year they had met with representatives of the Adviser in person to discuss the Funds’ performance and outlook, along with the marketing and compliance efforts made by the Adviser.  The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Trustees discussed the performance of the Mid Cap Growth Fund and the Quality Large Cap Fund for the year-to-date and one-year periods ended April 30, 2013.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Growth Index for the Mid Cap Growth Fund and the S&P 500 Index for the Quality Large Cap Fund) and in comparison to a peer group of similar funds as constructed by data presented by Morningstar, Inc. (a peer group of U.S. open-end mid-cap growth funds for the Mid Cap Growth Fund and a peer group of U.S. open-end large blend funds for the Quality Large Cap Fund) (each a “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of other separately-managed accounts of the Adviser’s parent company that were similar to the Funds in terms of investment strategy and managed by the same portfolio management team as the Funds.

The Trustees noted that the Mid Cap Growth Fund’s performance for the year-to-date and one-year periods ended April 30, 2013 was below the Morningstar Peer Group medians, with the year-to-date performance falling at the top of the third quartile and the one-year performance falling within the fourth quartile.  The Trustees further noted that for the one-year and since inception periods ended December 31, 2012, and the year-to-date period ended March 31, 2013, the Mid Cap Growth Fund’s performance was below the Russell Mid Cap Growth Index.

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

The Trustees noted that the Quality Large Cap Fund’s performance for the year-to-date and one-year periods ended April 30, 2013 ranked above the Morningstar Peer Group medians, with the year-to-date performance falling within the second quartile and the one-year performance falling within the first quartile.  The Trustees further noted that for the one-year and since inception periods ended December 31, 2012, the Quality Large Cap Fund’s performance was slightly below the S&P 500 Index.  The Trustees noted that for the year-to-date period ended March 31, 2013, the Quality Large Cap Fund outperformed the S&P 500 Index.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Funds was satisfactory under current market conditions and in light of each Fund’s limited track record.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from the Adviser’s continued management.

3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of each Fund relative to its Morningstar Peer Group and the separately-managed accounts of the Adviser’s parent company, as well as the fee waivers and expense reimbursements of the Adviser.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noting that the Adviser had provided subsidies for the Mid Cap Growth Fund’s operations since its inception and had not recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the expense subsidization undertaken by the Adviser with respect to the Mid Cap Growth Fund, as well as the Funds’ brokerage commissions and use of soft dollars by the Adviser.  These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 20, 2013 meeting and the August 23, 2013 meeting at which the Agreement was formally considered, as well as the presentations made by the Adviser over the course of the year.

The Trustees noted that the Mid Cap Growth Fund’s contractual management fee of 0.75% fell between the second and third quartiles and was below the Morningstar Peer Group average of 0.81%, which fell in the third quartile.  The Trustees observed that the Mid Cap Growth Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 1.25% for Institutional Class shares fell between the third and fourth

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

quartiles and was above the Morningstar Peer Group average of 1.09% which fell in the second quartile.  The Trustees then compared the fees paid by the Mid Cap Growth Fund to the fees paid by separately-managed accounts of the Adviser’s parent company that are managed by the same portfolio management team as the Fund, and noted that the fees paid by the Mid Cap Growth Fund were reasonable in comparison to the separate account fees.

The Trustees noted that the Quality Large Cap Fund’s contractual management fee of 0.65%, which fell into the second quartile, was below the Morningstar Peer Group average of 0.77%, which fell within the third quartile.  The Trustees noted that the Quality Large Cap Fund was operating below its expense cap of 1.25% for Institutional Class shares.  The Trustees observed that the Quality Large Cap Fund’s total expense ratio of 0.96% for Institutional Class shares was slightly below the Morningstar Peer Group average of 0.97%, with each falling within the second quartile.  The Trustees then compared the fees paid by the Quality Large Cap Fund to the fees paid by separately-managed accounts of the Adviser’s parent company that are managed by the same portfolio management team as the Fund, and noted that the fees paid by the Quality Large Cap Fund were reasonable in comparison to the separate account fees.

The Trustees concluded that the Funds’ expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees further concluded that the Adviser’s profit from sponsoring the Funds had not been, and currently was not, excessive and that the Adviser maintained adequate profit levels to support the services to the Funds from the revenues of its overall investment advisory business, despite its subsidies to support the Mid Cap Growth Fund’s operations.

4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers and expense reimbursements by the Adviser with respect to the Mid Cap Growth Fund.  The Trustees noted that the Funds’ management fee structure did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Funds at the Funds’ current asset levels.

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Funds.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition, growth in separate account management services, greater exposure to press coverage, or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Funds through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Funds’ surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement as being in the best interests of each Fund and its shareholders.

Bright Rock Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Bright Rock Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal year ended February 28, 2013 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Mid Cap Growth Fund	0.00%
Quality Large Cap Growth Fund	100.00%

The Funds designate the following percentages of ordinary dividends declared from net investment income during the fiscal year ended February 28, 2013, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Mid Cap Growth Fund	0.00%
Quality Large Cap Growth Fund	100.00%

For the fiscal year ended February 28, 2013, taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue
Section 871(R)(2)(C) for each fund were as follows:

Mid Cap Growth Fund	0.00%
Quality Large Cap Growth Fund	33.36%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-273-7223.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	31	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 58		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	31	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 56		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	31	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 70		2009	Chief Compliance		Endowment Fund
			Officer (“CCO”),		complex
			Granite Capital		(three closed-
			International Group,		end investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–2011); Vice		Trustee, Gottex
			President, Secretary,		Multi-Alternatives
			Treasurer and CCO,		Fund complex
			Granum Series Trust (an		(three closed-
			open-end investment		end investment
			company) (1997–2007);		companies);
			President, CAO and CCO,		Independent
			Granum Securities, LLC		Manager, Ramius
			(a broker-dealer)		IDF Fund
			(1997–2007).		complex (two
closed-end
investment
companies).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	31	Trustee,
615 E. Michigan St.	and	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		(an open-end
Age: 51		2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 56	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 39	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 34		2005	(2004–present).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Robert M Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President, U.S.
Milwaukee, WI 53202	Chief	January 26,	Bancorp Fund
Age: 66	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 31		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-273-7223. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-273-7223, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-866-273-7223 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

Bright Rock Funds

Investment Adviser
Bright Rock Capital Management LLC
288 Union Street
Rockland, Massachusetts 02370

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intented for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date   November 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date   November 4, 2013

By (Signature and Title)*  /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date   November 4, 2013

* Print the name and title of each signing officer under his or her signature.